Capital Management (Cash Flows to Adjusted Funds Flow from Operations) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Capital Management [Abstract]
Cash flow from operating activities	$ 2,192.2	$ 1,495.8
Changes in non-cash working capital	15.0	(51.6)
Transaction costs	5.1	12.5
Decommissioning expenditures	20.1	20.2
Adjusted funds flow from operations	$ 2,232.4	$ 1,476.9